Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of December 31, 2024 and 2023, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2023	1,053,836,879		14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	4,150,256,095
Acquisitions	24,218,720		5,271,100	4,266,300	36,368,940	24,280	2,164,860	2,564,910	3,447,500	249,698,512	140,930	328,166,052
Reclassifications	3,396,480		—	103,670	2,967,760	(197,220)	(2,648,540)	(246,280)	1,000	3,855,890	—	7,232,760
Capitalization	15,580,570		—	15,121,590	71,789,810	1,739,570	7,966,840	1,119,100	883,390	(114,200,870)	—	—
Disposals	(8,316,930)		(1,198,300)	(21,457,210)	(2,321,630)	(52,680)	(2,587,350)	(611,940)	(78,490)	(1,360,990)	(37,300)	(38,022,820)
Translation effect	(17,728,270)		—	(273,420)	—	(1,423,660)	—	(90,310)	(562,380)	(31,513,360)	(340,630)	(51,932,030)
Balances as of December 31, 2023	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	4,395,700,057
Acquisitions	11,194,280		5,432,300	7,180,410	94,119,630	57,660	2,573,440	2,922,890	817,850	189,951,070	—	314,249,530
Reclassifications	1,357,250		—	397,460	—	252,930	(1,280,890)	309,960	130,500	(6,260)	27,740	1,188,690
Capitalization	44,796,840		—	9,245,250	60,274,710	1,864,030	2,135,690	565,340	55,790	(118,965,090)	27,440	—
Disposals	(5,171,200)		(38,620)	(994,620)	—	(242,880)	(7,940)	(2,036,150)	(545,530)	(5,117,236)	(62,990)	(14,217,166)
Translation effect	23,924,080		—	(22,690)	—	1,962,770	—	151,040	746,120	49,166,860	451,890	76,380,070
Balances as of December 31, 2024	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	4,773,301,181
Accumulated depreciation and amortization
Balances as of January 1, 2023	(789,443,853)		(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	(2,781,505,245)
Depreciation and amortization	(33,219,850)		(714,350)	(12,824,020)	(73,618,580)	(1,858,330)	(12,164,310)	(1,645,720)	(1,510,116)	—	—	(137,555,276)
Reclassifications	45,407,770		—	(46,118,320)	(6,926,040)	327,930	109,160	(12,330)	74,390	(95,320)	—	(7,232,760)
(Impairment)	(45,202,986)		—	(22,452,490)	(55,380,990)	—	(26,134,930)	—	—	(4,808,840)	—	(153,980,236)
Reversal of impairment	19,244,900		—	18,153,170	52,926,380	23,570	29,485,650	10,100	33,078	5,305,870	—	125,182,718
Disposals	7,510,670		411,410	18,624,270	1,216,350	41,730	2,064,410	587,800	55,608	—	—	30,512,248
Translation effect	10,150,720		—	196,130	—	693,390	—	57,640	102,780	—	—	11,200,660
Balances as of December 31, 2023	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	(2,913,377,891)
Depreciation and amortization	(32,590,580)		(765,490)	(12,534,800)	(82,997,750)	(1,786,750)	(12,839,730)	(1,628,720)	(1,706,388)	—	—	(146,850,208)
Reclassifications	(330,550)		53,880	(410,050)	(53,980)	(34,000)	53,950	(309,710)	(158,330)	100	—	(1,188,690)
(Impairment)	(119,691,380)		—	(16,588,490)	(27,386,630)	(218,120)	(9,356,010)	—	—	(5,027,050)	—	(178,267,680)
Reversal of impairment	46,899,260		—	10,442,300	39,134,890	—	19,784,040	62,440	—	8,467,170	—	124,790,100
Disposals	4,712,390		33,950	994,600	—	59,210	5,070	2,030,670	487,820	—	—	8,323,710
Translation effect	(15,029,580)		—	23,010	—	(939,730)	—	(65,130)	(186,380)	—	—	(16,197,810)
Balances as of December 31, 2024	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	(3,122,768,469)
Wells, pipelines, properties, plant and equipment—net as of December 31, 2023	Ps.	285,434,820	12,017,211	182,581,787	353,323,631	25,387,796	124,426,910	6,610,224	16,080,145	423,571,347	52,888,295	1,482,322,166
Wells, pipelines, properties, plant and equipment—net as of December 31, 2024	Ps.	245,505,630	16,733,231	180,314,167	436,414,501	26,362,916	125,494,530	8,612,854	15,721,597	542,040,911	53,332,375	1,650,532,712
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.

A.As of December 31, 2024, 2023 and 2022, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.7,937,219, Ps. 4,676,577, and Ps. 4,580,836, respectively. Financing cost rates during 2024, 2023 and 2022 were 7.82% to 18.68%, 6.47% to 7.62% and 5.40% to 7.80%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2024, 2023 and 2022, recognized in operating costs and expenses, was Ps. 146,850,208, Ps. 137,555,276 and Ps. 139,771,815, respectively. These figures include Ps. 124,473,818, Ps. 115,208,527 and Ps.113,656,994 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2024, 2023 and 2022 of Ps. 789,805, Ps. 137,685 and Ps. 224,327, respectively.
C.As of December 31, 2024 and 2023, provisions relating to future plugging of wells costs amounted to Ps. 115,514,750 and Ps. 61,117,106, respectively, and are presented in the “Provisions for plugging of wells” (see Note 19).
D.As of December 31, 2024, 2023 and 2022, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 9,696,153, Ps. 14,306,298 and Ps. 10,630,314, respectively (see Note 13).
E.As of December 31, 2024, 2023 and 2022, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 60,182,260, Ps. (40,731,370) and Ps. (14,982,766), respectively, which was mainly plant.
F.As of December 31, 2024, 2023 and 2022, PEMEX recognized a net impairment of Ps. (53,477,580), Ps. (28,797,518) and Ps. (83,538,021), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2024		2023		2022
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(78,049,865)	Ps.	(25,568,713)	Ps.	(25,615,351)
Pemex Exploration and Production	24,027,347		(2,353,077)		(60,438,070)
Pemex Logistics	582,923		(612,906)		2,121,045
MGAS	(37,985)		(191,786)		394,355
SUS	—		(71,036)		—
(Impairment), net	Ps.	(53,477,580)	Ps.	(28,797,518)	Ps.	(83,538,021)
Cash-Generating Unit of Pemex Exploration and Production
As of December 31, 2024, 2023 and 2022, Pemex Exploration and Production recognized a net reversal of impairment and net impairments of Ps. 24,027,347, Ps. (2,353,077), and Ps. (60,438,070), respectively, shown by CGUs as follows:

	2024		2023		2022
Aceite Terciario del Golfo	18,799,827		(16,192,262)		(2,870,820)
Antonio J. Bermúdez	3,903,165		9,724,991		(5,510,789)
Lakach	3,546,439		(423,347)		(648,846)
Tsimin Xux	3,211,743		(9,532,221)		2,268,459
Tamaulipas Constituciones	2,578,602		1,710,627		(2,333,354)
Arenque	1,702,529		(1,705,447)		—
Ayin-Alux	486,415		—		—
Poza Rica	385,159		(397,084)		—
Cuenca de Macuspana	83,560		837,460		(281,770)
Misión (CEE)	5,902		(458,354)		200,830
Ébano (CEE)	—		—		1,298,911
Cárdenas-Mora	—		1,150,448		(1,150,448)
Crudo Ligero Marino	—		1,420,120		—
Santuario El Golpe	—		1,454,789		(1,454,789)
Ixtal - Manik	—		6,042,806		(6,042,806)
Chuc	—		6,445,006		(6,517,953)
Cantarell	(904,083)		15,174,961		(48,371,891)
Ogarrio Magallanes	(2,999,484)		(6,973,649)		530,061
Burgos	(6,772,427)		(10,631,921)		10,447,135
Total	Ps.	24,027,347	Ps.	(2,353,077)	Ps.	(60,438,070)
As of December 31, 2024 Pemex Exploration and Production recognized a net reversal of impairment of Ps.24,027,347 mainly due to: (i) the positive effect of Ps.246,736,694, due to lower productive costs mainly in the Aceite Terciario del Golfo, Antonio J. Bermúdez, Poza Rica and Arenque CGU's (ii) the positive effect due to an exchange rate of Ps.51,936,270 from Ps.16.9220 = U.S$1.00 as of December 31, 2023 to Ps.20.2683 = U.S$1.00 as of December 31, 2024; and (iii) an increase in crude oil prices and condensate products, generating a positive effect of Ps. 24,921,879 mainly in the Aceite Terciario del Golfo, Lakach, Tamaulipas Constituciones and Tsimin Xux CGU's. These effects were partially offset by (i) an increase in the discount rate of Ps.133,289,611 from de 9.93% in December 31, 2023 to 10.86% in December 31, 2024; (ii) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps.128,567,201 mainly in the Cantarell, Burgos and Ogarrio Sanchez Magallanes CGU's, and (iii) a negative tax effect of Ps.37,710,685 due to a higher tax base motivated by benefits in production costs, exchange rate and hydrocarbon prices, mainly in the Cantarell, Burgos and Ogarrio Sanchez Magallanes CGU's.

As of December 31, 2023, Pemex Exploration and Production recognized a net impairment of Ps. (2,353,077) mainly due to:(i) the negative effect of Ps.64,145,752 due to increase in cost and expenses mainly in the Aceite Terciario del Golfo, Burgos, Tsimin Xux and Ogarrio Sánchez CGUs, (ii) the negative effect due to an exchange rate of Ps. 47,149,878, from Ps. 19.4143 = U.S.$1.00 as of December 31, 2022, to Ps. 16.9220 = U.S.$1.00 as of December 31, 2023; and (iii) an increase in the discount rate of Ps. 23,731,588, from 9.31% in December 31, 2022 to 9.93% in December 31, 2023. These effects were partially offset by (i) an increase in crude oil prices and condensate products, generating a positive effect of Ps. 73,989,335 mainly in the Cantarell, Tamaulipas Constituciones and Crudo Ligero Marino CGUs; (ii) an increase in production profiles volume in the barrel of crude oil equivalent generating a positive effect of Ps. 45,517,214, mainly in the Antonio J. Bermúdez, Crudo Ligero Marino, Chuc, Ogarrio Sánchez, Ixtal Manik and Tamaulipas Constituciones CGUs; and (iii) a positive tax effect of Ps. 13,167,592, due to a lower tax base motivated by increases in cost and expenses at the Aceite Terciario del Golfo, Burgos and Tsimin Xux CGUs.
As of December 31, 2022, Pemex Exploration and Production recognized a net impairment of Ps. (60,438,070) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. 258,263,054, of which Ps. 160,892,540 are from the Cantarell CGU, Aceite Terciario del Golfo (“ATG”), Ixtal Manik, Antonio J. Bermúdez and Chuc CGUs; and (ii) the negative effect due to an exchange rate of Ps. 17,568,491, from Ps. 20.5835 = U.S.$1.00 as of December 31, 2021, to Ps. 19.4143 = U.S.$1.00 as of December 31, 2022. These effects were partially offset by (i) an increase in crude oil prices, generating a positive effect of Ps. 157,896,123 mainly Burgos, Ogarrio Magallanes and Crudo Ligero Marino CGUs; (ii) an increase in the discount rate of Ps. 52,553,703, from 6.89% in 2021 to 9.31% in 2022, due to the increase in the debt component in the Weighted Average Cost of Capital ("WAAC") derived from the rise in global interest rates, which impacted PEMEX's benchmark rates that oil and gas industry uses to determine these discount rates, mainly in the Cantarell CGU due to the 30.5% reduction in proved reserves as of January 31, 2023, from 683.83 MMBPCE as of December 31, 2021 to 474.96 MMBPCE as of December 31, 2022; and (iii) a positive tax effect of Ps. 4,943,649, due to lower income in proved reserves as of January 1, 2023 mainly in the Cantarell, ATG and Ixtal Maniak CGUs.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2024	2023	2022
Average crude oil price	63.02 U.S.$/bl	64.08 U.S.$/bl	59.37 U.S.$/bl
Average gas price	4.89 U.S.$/mpc	4.79 U.S.$/mpc	4.98 U.S.$/mpc
Average condensates price	70.21 U.S.$/bl	73.00 U.S.$/bl	64.95 U.S.$/bl
After-tax discount rate	10.86% annual	9.93% annual	9.31% annual
Pre-tax discount rate	16.44% annual	15.10% annual	14.27% annual
For 2024, 2023 and 2022 the total forecast production, calculated with a horizon of 25 years, was 6,965 Billion barrels per day (Bbd), 7,082 Bbd and 7,078 Bbd per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of December 31, 2024, 2023 and 2022, values in use for CGU are:

	2024		2023		2022
Chuc	82,745,798		58,954,530		58,826,338
Aceite Terciario del Golfo	62,598,697		27,318,209		44,910,967
Crudo Ligero Marino	42,175,410		34,288,720		27,993,723
Tsimin Xux	39,802,960		26,234,797		42,487,962
Ogarrio Magallanes	32,727,984		27,794,137		29,222,531
Antonio J. Bermúdez	32,097,908		23,434,323		10,090,851
Ixtal - Manik	23,891,174		14,311,152		10,377,668
Cantarell	18,829,360		19,852,385		—
Tamaulipas Constituciones	14,610,722		4,799,796		3,000,177
Poza Rica	10,324,802		6,089,496		8,212,280
Arenque	7,804,677		2,629,121		5,307,805
Lakach	4,874,349		—		—
Cuenca de Macuspana	1,996,655		612,773		82,209
Burgos	1,259,454		2,611,157		13,254,788
Ayín - Alux	750,222		—		—
Ébano (CEE)	—		4,690,690		4,857,880
Santuario El Golpe	—		3,640,552		—
Cárdenas-Mora	—		3,105,129		—
Total	Ps.	376,490,172	Ps.	260,366,967	Ps.	258,625,179
Cash-Generating Units of Pemex Industrial Transformation
As of December 31, 2024, 2023 and 2022, Pemex Industrial Transformation recognized a net impairment of Ps.(78,049,865), Ps.(25,568,713) and Ps.(25,615,351), respectively, shown by CGUs as follows:

	2024		2023		2022
Tula Refinery	(33,661,647)		(13,816)		9,757,714
Minatitlán Refinery	(16,652,058)		4,615,400		(17,502,044)
Salina Cruz Refinery	(7,270,800)		—		(101,943)
Madero Refinery	(6,369,734)		(10,125,589)		5,244,262
Cosoleacaque Petrochemical Complex	(5,716,817)		(5,096,027)		630,486
Ciudad Pemex Gas Processor Complex	(5,389,475)		—		—
Cactus Gas Processor Complex	(1,670,960)		(4,592,823)		—
Morelos Petrochemical Complex	(643,817)		(3,093,360)		(7,512,584)
Coatzacoalcos Gas Processor Complex	(576,742)		(2,051,842)		—
Ethylene Processor Complex	(424,382)		—		—
La Venta Gas Processor Complex	(396,654)		(541,766)		—
Matapionche Gas Processor Complex	(163,389)		(498,212)		—
Pajaritos Petrochemical Complex	(40,901)		—		31,596
Cangrejera Petrochemical Complex	—		(61,296)		(6,419,084)
Cadereyta Refinery	—		—		(68,460)
Salamanca Refinery	393		5,750,279		(5,819,013)
Arenque Gas Processor Complex	1,774		(159,571)		(199,943)
Poza Rica Gas Processor Complex	137,833		(646,813)		(3,656,338)
Cangrejera Ethylene Complex	312,331		(771,161)		—
Nuevo Pemex Gas Processor Complex	475,180		(8,282,116)		—
Total	Ps.	(78,049,865)	Ps.	(25,568,713)	Ps.	(25,615,351)

As of December 31, 2024, Pemex Industrial Transformation recognized the net impairment of Ps.(78,049,865) mainly due to an impact on the estimate gross result as a consequence of the decrease in sale prices and an increase in the discount rate of CGUs as refined products from 13.68% as of December 31, 2023 to 14.75% as of December 31, 2024. These effects were partially offset by a stabilization in production levels during 2024 due to the implementation of the Rehabilitation program in process plants, auxiliary services, and tanks.
As of December 31, 2023, the net impairment of Ps.(25,568,713) was due to a decrease in the exchange rate used in the projected cash-flows from Ps. 19.4143 = U.S.$1.00 as of December 31, 2022 to Ps. 16.9220 = U.S. $1.00 as of December 31, 2023. These effects were partially offset by a slight decrease in the discount rate of CGUs of refined products from 14.16% as of December 31, 2022 to 13.68% as of December 31, 2023.
As of December 31, 2022, the net impairment of Ps.(25,615,351) was mainly due to: (i) the negative effect due to an exchange rate, from Ps. 20.5835 = U.S.$1.00 as of December 31, 2021, to Ps. 16.9220 = U.S.$1.00 as of December 31, 2022, and (ii) a negative effect in the discount rate, from 9.45% in 2021 to 14.16% in 2022; and (iii) a projected decrease in revenues.

To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

		As of December 31,
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
	Refining			Gas			Petrochemicals			Ethylene			Fertilizers
Average crude oil Price (U.S.$)	101.82	105.5	68.79	N.A.			N.A.			N.A.			N.A
Processed volume (1)	866 mbd	993 mbd	909 mbd	2,746 mmpcd of humid gas	3,201 mmpcd of humid gas	2,061 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$20.2683	$16.9220	$19.4143	$20.2683	$16.9220	$19.4143	$20.2683	$16.9220	19.4143	$20.2683	$16.9220	19.4143	$20.2683	$16.9220	$19.4143
Useful lives of the cash-generating units (year average)	12	12	12	7	6	7	4	5	5	7	5	5	6	5	4
Pre-tax discount rate	14.75%	13.68%	14.16%	15.93%	12.25%	13.20%	11.35%	10.31%	10.73%	11.35%	10.31%	10.73%	12.35%	13.25%	13.25%
Period (2)	2025-2036	2024-2035	2024 - 2035	2025-2031	2024 - 2029	2024 - 2029	2025-2028	2024-2027	2024 - 2027	2025-2031	2024-2028	2024 - 2028	2025-2030	2024-2028	2024 - 2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2024, 2023 and 2022, the value in use for the impairment of fixed assets was as follows:

	2024		2023		2022
Salamanca Refinery	38,826,331		52,973,936		17,799,786
Cadereyta Refinery	38,491,000		49,608,678		48,191,707
Salina Cruz Refinery	20,203,733		51,877,280		49,725,087
Tula Refinery	18,074,762		46,202,340		48,695,398
Cangrejera Ethylene Processor Complex	11,278,426		8,758,887		—
Nuevo Pemex Gas Processor Complex	8,136,516		8,412,828		31,708,026
Ciudad Pemex Gas Processor Complex	6,358,136		13,566,516		—
Cactus Gas Processor Complex	5,301,464		7,412,437		—
Burgos Gas Processor Complex	3,457,364		1,972,249		—
Independencia Petrochemical Complex	1,899,481		4,382,873		—
La Venta Gas Processor Complex	977,988		1,471,999		—
Coatzacoalcos Gas Processor Complex	921,077		1,764,690		—
Morelos Ethylene Processor Complex	538,152		923,623		—
Pajaritos Ethylene Processor Complex	184,970		—		—
Madero Refinery	—		14,453,809		10,279,749
Minatitlán Refinery	—		4,184,019		4,061,210
Cosoleacaque Petrochemical Complex	—		1,502,395		1,974,484
Arenque Gas Processor Complex	—		—		105,610
Total	Ps.	154,649,400	Ps.	269,468,559	Ps.	212,541,057
Cash-Generating Units of Pemex Logistics
As of December 31, 2024, 2023 and 2022, Pemex Logistics recognized a net reversal of impairment, a net impairment and a net reversal of impairment of Ps.582,923, Ps.(612,906) and Ps.2,121,045, respectively show by CGU as follows:
The net reversal of impairment and (impairment), was in the following CGUs:

	2024		2023		2022
Storage terminals	Ps.	582,923	Ps.	(582,923)	Ps.	—
Construction in progress	—		(58,816)		2,121,045
Land and transport (white pipelines)	—		28,833		—
Reversal of impairment (impairment), net	Ps.	582,923	Ps.	(612,906)	Ps.	2,121,045

		As of December 31,
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	Pipelines			Landing transport			Vessel
Discount rate	16.57%	14.80%	12.73%	16.57%	14.80%	12.73%	16.57%	14.80%	12.73%
Useful life	17	19	19	14	0	2	14	15	16
As of December 31, 2024, Pemex Logistics recognized a reversal of impairment of Ps.582,923 due to a decrease in value of the CGU due to the depreciation of the assets that are part of the calculation.
As of December 31, 2023, Pemex Logistics recognized an impairment of Ps. (612,906) due to: (i) a decrease in the projected revenue in the cash flows of the storage terminals CGU, resulting from an expected increase in expenses and (ii) an increase in the discount rate to project future cash flows from 12.73% in 2022 to 14.80% in 2023.
As of December 31, 2022, Pemex Logistics recognized a net reversal of impairment of Ps. 2,121,045 due to: (i) the capitalization of some work in progress, and (ii) an increase in the discount rate to project future cash flows from 12.57% in 2021 to 12.73% in 2022.
CGU in Pemex Logistics are pipelines and transport equipment.
The recoverable amounts of the assets as of December 31, 2024, 2023 and 2022, corresponding to the discounted cash flows at the rate of 16.57%, 14.80% and 12.73%, respectively, as follows:

	2024		2023		2022
TAD, TDGL, TOMS (Storage terminals)	Ps.	66,363,740	Ps.	69,078,019	66,431,256
Pipelines	—		—		43,707,101
Primary logistics	—		111,366,873		74,294,282
Total	Ps.	66,363,740	Ps.	180,444,892	184,432,639

G.PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (“EECs”). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the Comisión Nacional de Hidrocarburos (“National Hydrocarbons Commission” or “CNH”) and are classified into:
a.Production-sharing contracts;
b.Profit-sharing contracts;
c.License agreements; and
d.Service contracts.
Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.
EECs as of December 31, 2024 are:
a.Production-sharing contracts:
The object of the production-sharing contracts is the execution of oil activities under shared production contracts among Mexico through the Mexican Government via the CNH and Pemex Exploration and Production (as contractor), for the contractual area and the sharing of costs, risks, and terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry receiving, in exchange, benefits in favor of the contractor.
I.Production contracts without a partner
•Hydrocarbons Exploration and Extraction Contract for Block 29, Cuenca del Sureste, in which Pemex Exploration and Production owns 100% of the project.
•Hydrocarbon Extraction Contract for the Ek-Balam (shallow water) Block. Pemex Exploration and Production owns 100% of this contractual area.
II.Production contracts in consortium
•Exploration and Extraction Contract related to Block 2 Tampico Misantla, pursuant to a consortium formed by Pemex Exploration and Production and DEA Deutsche Erdoel AG México, S. de R.L. de C.V. (“DEA”) and Compañía Española de Petróleos, S. A. U., (jointly liable). The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and the sharing of costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry, receiving in exchange, benefits in favor of the contractor. Pemex Exploration and Production and DEA each have a 50% interest in this contractual area. Pemex Exploration and Production is the operator under this contract.
•Exploration and Extraction Contract, related to Block 8 Cuencas del Sureste, pursuant to a consortium formed by Pemex Exploration and Production, EPC Hidrocarburos México, S. A. de C. V. (EPC). and Ecopetrol Global Energy, S. L. U. (jointly liable). Pemex Exploration and Production was designated by all the participating companies and with the approval of the CNH as the operator of this contract and all operational aspects of the petroleum activities will be carried out only by the operator on behalf of all participating companies. Pemex Exploration and Production and EPC each have a 50% interest in this contractual area.
•Exploration and Extraction Contract, related to Block 16, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.
•Exploration and Extraction Contract, related to Block 17, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, Deutsche Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.
•Exploration and Extraction Contract, related to Block 18, Tampico Misantla, in which Pemex Exploration and Production owns 100% of this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 32, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. (as partner). Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 33, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 35, Cuenca del Sureste, by Shell Exploración y Extracción de México, S.A. de C.V. (as operator) and Pemex Exploration and Production. Shell Exploración y Extracción de México, S.A. de C.V. and Pemex Exploration each have a 50% interest in this contractual area.
•Exploration and Extraction Contract, related to the Santuario El Golpe Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Petrofac México, S.A. de C.V. (PETROFAC), as operator. Pemex Exploration and Production owns 64% of this contractual area and PETROFAC owns 36%.
•Exploration and Extraction Contract, related to the Misión Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Servicios Múltiples de Burgos, S.A. de C.V. (as operator). Pemex Exploration and Production owns 51% of this contractual area and Servicios Múltiples de Burgos, S.A. de C.V. owns 49%.
•Exploration and Extraction Contract, related to Ébano Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner), DS Servicios Petroleros, S.A. de C.V. (as operator) and D&S Petroleum S.A. de C.V. (as partner). Pemex Exploration and Production owns 45% of this contractual area, DS Servicios Petroleros S.A. de C.V. owns 54.99%, while D&S Petroleum S.A. de C.V. owns 0.01%.
b.License contracts
The nature of the contract relationship is the execution of oil activities, under the license contracting modality, under which the contractor is granted the right to explore and extract at its exclusive cost and risk hydrocarbons owned by the Mexican nation, who must comply with the obligations arising from the contract in the name and representation of each of the signatory companies in the contractual area in accordance with the applicable regulations, industry best practices and the terms and conditions of the contract. The contractor shall be entitled to payment for hydrocarbons produced, in accordance with the terms of the contracts, and after payments to the Mexican Government are made.
I.License contracts without association
•Hydrocarbons Exploration and Extraction Contract for Block 5, Plegado Perdido, in which Pemex Exploration and Production owns 100% of the project.
•Hydrocarbons Exploration and Extraction Contract for Block 18, Cordilleras Mexicanas, in which Pemex Exploration and Production owns 100% of the project.
II.License contracts in association
•Hydrocarbons Exploration and Extraction Contract for Block 3 “Plegado Perdido”, in deep waters, formed by INPEX Corporation (“INPEX”) (as partner), Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) (as operator) and Pemex Exploration and Production, (as partner). Chevron, Pemex Exploration and Production and INPEX have a 37.5%, 27.5% and 35% interest in this project, respectively, and will be jointly liable for all obligations of the contractors according to this contract regardless of their participation interest.
•Hydrocarbons Exploration and Extraction Contract for Block 2, “Plegado Perdido”, formed by Pemex Exploration and Production (as partner) and Shell Exploración y Extracción de México, S.A. de C.V. (as operator). Pemex Exploration and Production and Shell Exploración y Extracción de México, S.A. de C.V. each have a 50% interest in this project.
•Hydrocarbons Exploration and Extraction Contract for Block 22, Cuenca Salina, formed by Pemex Exploration and Production, Inpex E&P México, S.A. de C.V., (as partners), and Chevron (as operator). Chevron, Pemex Exploration and Production and Inpex E&P México, S.A. de C.V., have a 37.5%, 27.5% and 35% interest in this project, respectively.
•A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (“BHP Billiton”) for the Trión Block. BHP Billiton owns 60% of the contractual area, while Pemex Exploration and Production owns 40%, and each of the signatory companies are jointly liable for all obligations of the contractors.
•Hydrocarbons Exploration and Extraction Contract for the Cárdenas Mora Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Petrolera Cárdenas Mora, S. A. P. I. de C. V. (as operator) and Cheiron Holding Limited (jointly liable). Pemex Exploration and Production and Petrolera Cárdenas Mora, S. A. P. I. de C. V. each have a 50% of interest in this project.
•Hydrocarbons Exploration and Extraction Contract for the Ogarrio Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Deutche Erdoel México, S. de R.L. de C.V. (as operator) and DEA Deutche Erdoel, A.G. (“DEA”) (jointly liable). Pemex Exploration and Production and DEA each have a 50% interest in this project.
•Hydrocarbons Exploration and Extraction Contract for the Miquetla Block, for onshore fields, formed by Pemex Exploration and Production (as partner) and Operadora de Campos DWF, S.A. de C.V. (as operator). Pemex Exploration and Production has a 49% interest in this project while Operadora de Campos DWF, S.A. de C.V. has a 51% interest.
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above (presentation non-audited):

	Production-sharing contracts
As of /For the year ended December 31, 2024	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	12,225,596	—	—	—	—	—	—	—	—	—	1,229,306	430,443	522,949
Cost of sales	7,939,522	95,842	46,139	28,065	29,412	64,656	38,140	2,704	565,361	13,558	1,041,355	287,299	280,153
Gross income (loss)	4,286,074	(95,842)	(46,139)	(28,065)	(29,412)	(64,656)	(38,140)	(2,704)	(565,361)	(13,558)	187,951	143,144	242,796
Other income (loss), net	1,065,212	61,419	11,322	(63)	(69)	—	—	—	(113,023)	(2,128)	86,420	21,207	(17,809)
Administrative expenses	—	—	—	—	—	—	—	—	—	—	5,759	—	65,534
Operating income (loss)	5,351,286	(34,423)	(34,817)	(28,128)	(29,481)	(64,656)	(38,140)	(2,704)	(678,384)	(15,686)	268,612	164,351	159,453
Taxes, duties and other	(9,160,522)	1,361	352	—	—	—	—	—	—	—	18,486	(29,475)	6,402
Net income (loss)	14,511,808	(35,784)	(35,169)	(28,128)	(29,481)	(64,656)	(38,140)	(2,704)	(678,384)	(15,686)	250,126	193,826	153,051
Cash and cash equivalents	15	359,432	2,137	—	—	132,059	69,518	233,010	—	—	—	—	—
Accounts receivable	68,946,529	538,316	2,518	(16,868)	(38,161)	81,874	1,299,510	70,543	(803,561)	282,428	14,112,454	9,036,988	3,862,148
Total current assets	68,946,544	897,748	4,655	(16,868)	(38,161)	213,933	1,369,028	303,553	(803,561)	282,428	14,112,454	9,036,988	3,862,148
Wells, pipelines, properties, plant and equipment, net	42,688,201	—	—	—	—	—	—	—	—	—	1,970,797	1,540,335	557,176
Other assets	—	12,111	—	—	—	—	—	—	—	—	—	—	—
Total assets	111,634,745	909,859	4,655	(16,868)	(38,161)	213,933	1,369,028	303,553	(803,561)	282,428	16,083,251	10,577,323	4,419,324
Suppliers	25,828,542	(11,241)	(10,031)	78,203	77,138	738	14,423	1,007	315,696	662,077	8,552,790	4,840,235	2,119,046
Taxes and duties payable	95	1,246	1,331	—	—	1,847	1,069	—	—	—	—	474	—
Other current liabilities	4,196,302	1,482,179	431,347	53,145	41,520	600,256	1,512,661	506,322	62,729	48,402	2,222,286	1,884,459	500,595
Total liabilities	30,024,939	1,472,184	422,647	131,348	118,658	602,841	1,528,153	507,329	378,425	710,479	10,775,076	6,725,168	2,619,641
Equity (deficit), net	81,609,806	(562,325)	(417,992)	(148,216)	(156,819)	(388,908)	(159,125)	(203,776)	(1,181,986)	(428,051)	5,308,175	3,852,155	1,799,683

	License contracts
As of /For the year ended December 31, 2024	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,309,613	1,159,304	189,839
Cost of sales	2,649	68,234	211,407	225,615	185,241	783,613	710,328	102,331
Gross income (loss)	(2,649)	(68,234)	(211,407)	(225,615)	(185,241)	526,000	448,976	87,508
Other income (loss), net	(400)	(7,528)	—	(673)	1	76,701	58,785	9,503
Administrative expenses	—	—	—	—	—	—	29,956	27,692
Operating income (loss)	(3,049)	(75,762)	(211,407)	(226,288)	(185,240)	602,701	477,805	69,319
Taxes, duties and other	—	—	—	—	—	15,850	13,516	2,581
Net income (loss)	(3,049)	(75,762)	(211,407)	(226,288)	(185,240)	586,851	464,289	66,738
Cash and cash equivalents	—	—	3	—	—	362	—	—
Accounts receivable	7,299	28,479	22,460	(101,250)	73,879	10,775,565	3,707,588	1,058,054
Total current assets	7,299	28,479	22,463	(101,250)	73,879	10,775,927	3,707,588	1,058,054
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	1,774,329	1,446,710	269,169
Total assets	7,299	28,479	22,463	(101,250)	73,879	12,550,256	5,154,298	1,327,223
Suppliers	181,665	392,171	89,438	99,996	543,024	8,694,228	8,167,448	1,159,508
Taxes and duties payable	—	—	6,208	6,627	—	7	—	—
Other current liabilities	51,005	181,398	629,336	546,617	105,427	(1,446,339)	(8,042,370)	—
Total liabilities	232,670	573,569	724,982	653,240	648,451	7,247,896	125,078	1,159,508
Equity (deficit), net	(225,371)	(545,090)	(702,519)	(754,490)	(574,572)	5,302,360	5,029,220	167,715